Schedule of Investments (unaudited) October 31, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 7.7%

Diversified Financial Services — 0.3%
Western Group Housing LP, 6.75%, 03/15/57(a)(b)	$2,466	$3,410,117

Education — 3.2%
George Washington University, Series 2018, 4.13%, 09/15/48	7,191	8,578,604
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	20,000	24,557,664
Wesleyan University, 4.78%, 07/01/16(b)	11,000	12,839,323

		45,975,591

Health Care Providers & Services — 4.2%
CommonSpirit Health:
3.35%, 10/01/29	1,006	1,013,807
3.82%, 10/01/49	7,750	7,753,598
4.19%, 10/01/49	5,618	5,755,371
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	7,371	8,473,801
Ochsner Clinic Foundation, 5.90%, 05/15/45	5,000	6,885,494
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5,065	6,521,360
Toledo Hospital, 5.75%, 11/15/38	20,100	23,459,198

		59,862,629

Total Corporate Bonds — 7.7% (Cost — $94,111,202)		109,248,337

Municipal Bonds — 149.6%

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41(b)	24,545	30,828,520

California — 31.0%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 04/01/40	13,700	20,152,152
Series S-1, 7.04%, 04/01/50	1,920	3,183,571
Series S-3, 6.91%, 10/01/50	14,000	23,345,140
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40(b)	21,255	28,610,718
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series B (AGM), 6.60%, 03/01/41(b)	10,000	10,559,300

Security	Par (000)	Value

California (continued)
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44(b)	$11,000	$17,810,870
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 02/15/41	5,000	7,260,200
County of Sonoma California, Refunding RB, Pension Obligation, Series A (GTD), 6.00%, 12/01/29	14,345	17,095,367
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 08/01/42	10,000	15,528,500
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 07/01/40(b)	37,500	38,545,500
7.00%, 07/01/41	17,225	17,838,210
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 07/01/40	12,000	12,387,600
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 08/01/45	7,500	7,798,950
Rancho Water District Financing Authority, RB, Build America Bond, Series A(b)(c):
6.34%, 08/01/20	165	170,565
6.34%, 08/01/20	19,835	20,448,893
Riverside Community College District Foundation, GO, Build America Bonds, Series D-1, 7.02%, 08/01/20(c)	11,000	11,424,600
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	4,000	4,583,200
San Diego County Regional Airport Authority, Refunding ARB, Build America Bonds, Sub-Series C, 6.63%, 07/01/40	32,100	33,021,270
State of California, GO, Build America Bonds:
7.55%, 04/01/39	9,035	14,857,515
7.60%, 11/01/40(b)	15,000	25,355,700
Various Purpose, 7.63%, 03/01/40	8,950	14,584,115
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	18,145	28,448,820
University of California, RB, Build America Bonds(b):
5.95%, 05/15/45	24,000	33,109,920

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California, RB, Build America Bonds(b) (continued):
6.30%, 05/15/50	$27,010	$34,803,736

		440,924,412

Colorado — 3.5%
City & County of Denver Colorado School District No. 1, COP, Refunding, Denver Colorado Public Schools, Series B, 7.02%, 12/15/37	6,000	8,661,900
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 06/01/40(b)	23,000	35,509,930
State of Colorado, COP, Build America Bonds, Building Excellent Schools, Series E, 7.02%, 03/15/21(c)	5,000	5,338,800

		49,510,630

District of Columbia — 3.4%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds:
Series D, 8.00%, 10/01/47	10,750	17,458,322
Dulles Toll Road Revenue, 7.46%, 10/01/46	9,235	15,146,601
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/20(c)	15,000	15,711,750

		48,316,673

Florida — 4.7%
City of Sunrise Florida Utility System, Refunding RB, Build America Bonds, Series B, 5.91%, 10/01/35(b)	23,000	23,773,030
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	15,992,498
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,504,215
Florida Development Finance Corp., RB, Midtown Compus Properties, 7.00%, 12/01/48(a)	4,500	4,544,640
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,575	2,961,559
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/20(c)	2,500	2,615,150

Security	Par (000)	Value

Florida (continued)
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	$13,500	$15,972,525

		67,363,617

Georgia — 6.1%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A:
6.64%, 04/01/57	26,923	37,279,201
6.66%, 04/01/57	24,891	35,662,332
7.06%, 04/01/57	9,945	13,949,553

		86,891,086

Hawaii — 2.2%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40(b)	30,500	31,533,340

Illinois — 18.3%
Chicago Board of Education, GO:
Build America Bonds, 6.52%, 12/01/40	9,745	11,120,604
Taxable Build America Bonds, 6.04%, 12/01/29	12,565	13,925,413
Taxable Build America Bonds, 6.14%, 12/01/39	2,085	2,321,251
Taxable Qualified School Construction Bonds, 6.32%, 11/01/29	9,465	10,778,458
Chicago O’Hare International Airport, Refunding ARB, Build America Bonds, Series B:
General 3rd Lien, 6.85%, 01/01/38(b)	30,110	30,352,084
6.40%, 01/01/40	1,500	2,204,985
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40(b)	16,015	21,418,461
Pension Funding, Series A, 6.90%, 12/01/40	4,075	5,650,354
Pension Funding, Series B, 6.90%, 12/01/40	4,900	6,788,754
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 01/01/40(b)	36,000	50,214,240
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	21,249,960
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	5,000	5,360,500

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 02/01/35	$15,000	$20,528,400
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 01/01/40	5,000	7,541,400
State of Illinois, GO, Build America Bonds:
6.73%, 04/01/35	6,320	7,427,959
Pension, 7.35%, 07/01/35	35,855	43,359,452

		260,242,275

Indiana — 1.8%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 02/01/39	7,900	11,901,429
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 01/01/42	10,000	13,102,000

		25,003,429

Kentucky — 1.2%
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	13,800	17,661,102

Massachusetts — 0.6%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Build America Bonds, Recovery Zone, Series B, 5.73%, 06/01/40(b)	5,000	6,706,050
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	1,225	1,260,084

		7,966,134

Michigan — 3.4%
Michigan Finance Authority, RB, Series D, 5.02%, 11/01/43	7,500	9,258,975
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 02/15/50	5,500	7,042,365
Michigan State University, Refunding RB, Taxable, Series A, 4.50%, 08/15/48	14,575	16,339,304
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	15,165	15,632,840

		48,273,484

Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 01/01/43	8,000	11,038,320

Security	Par (000)	Value

Minnesota (continued)
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 01/01/46	$5,000	$7,835,000

		18,873,320

Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Garvee, Series B, 6.41%, 01/01/40	5,000	7,267,450

Missouri — 1.9%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 01/01/39(b)	11,000	16,879,390
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41(b)	7,000	9,850,820

		26,730,210

Nevada — 0.3%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	1,420	1,839,454
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 07/01/45	2,000	3,183,720

		5,023,174

New Jersey — 13.3%
County of Camden New Jersey Improvement Authority, LRB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 07/01/34(b)	5,000	5,182,050
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 06/15/20(c)	6,385	6,518,766
Series A (NPFGC), 7.43%, 02/15/29(b)	20,974	26,746,884
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	14,360	14,622,070
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41(b)	34,000	53,153,560
Series F, 7.41%, 01/01/40	6,790	10,846,957
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	12,525	12,553,932
Series C, 5.75%, 12/15/28	4,500	5,204,880
Series C, 6.10%, 12/15/28(b)	45,900	47,770,425

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Rutgers—The State University of New Jersey, RB, Rutgers University, Series P, 3.92%, 05/01/19	$7,275	$7,284,967

		189,884,491

New York — 15.3%
City of New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31(b)	15,000	15,515,100
City of New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 06/15/41	6,300	6,475,707
City of New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 06/15/41(b)	25,000	25,556,750
Series CC, 6.28%, 06/15/42(b)	20,000	20,972,000
Series EE, 6.49%, 06/15/42(b)	2,000	2,055,780
Series GG, 6.12%, 06/15/42	2,445	2,502,873
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38(b)	19,000	24,549,710
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 06/01/21	9,231	9,261,665
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	2,220	3,193,825
7.34%, 11/15/39(b)	13,245	21,138,888
Series C-1, 6.69%, 11/15/40	13,000	18,457,010
Series E, 6.81%, 11/15/40	6,000	8,564,400
New York State Dormitory Authority, RB, Montefiore Obligated Group, Series B (AGM), 4.95%, 08/01/48	4,450	4,880,003
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	14,825	19,520,670
Consolidated, 160th Series, 5.65%, 11/01/40	2,750	3,759,278
Consolidated, 168th Series, 4.93%, 10/01/51	3,860	5,189,770
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 03/15/40(b)	15,000	19,596,600

Security	Par (000)	Value

New York (continued)
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 01/01/29	$6,010	$6,431,842

		217,621,871

Ohio — 7.1%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 02/15/41	10,000	16,011,500
American Municipal Power, Inc., Refunding RB, Build America Bonds, Series B, 6.45%, 02/15/44	10,000	14,351,500
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42(b)	30,575	46,023,936
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/20(b)(c)	10,055	10,574,843
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	10,100	13,618,941

		100,580,720

Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, 6.44%, 01/01/45(b)	3,500	4,877,950

Pennsylvania — 3.5%
Commonwealth Financing Authority, RB, Series A:
Plancon Program, 3.86%, 06/01/38	4,350	4,748,939
4.14%, 06/01/38	6,200	7,027,390
3.81%, 06/01/41	4,920	5,387,990
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 06/15/39	23,050	32,448,637

		49,612,956

Puerto Rico — 2.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series B:
5.00%, 07/01/23	2,570	2,528,366
5.35%, 07/01/27	18,075	17,297,594
6.15%, 07/01/38	2,160	2,072,455
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-2:
4.33%, 07/01/40	5,000	5,066,100

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-2 (continued):
4.78%, 07/01/58	$12,447	$12,810,826

		39,775,341

South Carolina — 1.6%
South Carolina Public Service Authority, RB, Series F (AGM):
Build America Bonds, 6.45%, 01/01/50	11,290	17,040,787
Santee Cooper, 5.74%, 01/01/30	5,000	6,194,500

		23,235,287

Tennessee — 4.1%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Subordinate Tax Increment, Series C, 7.00%, 07/01/45	5,800	6,314,402
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 07/01/43(b)	35,105	52,523,048

		58,837,450

Texas — 6.5%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,660,200
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 07/01/45(b)	7,500	8,409,900
City of San Antonio Texas Public Service Board, RB, Build America Bonds, Electric & Gas Revenue, Series A, 6.17%, 02/01/41(b)	19,000	19,199,500
City of San Antonio Texas Public Service Board, Refunding RB, Build America Bonds, Electric & Gas Revenue, Series B, 6.31%, 02/01/37(b)	35,000	35,360,850
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	3,353,350
Katy Texas ISD, GO, Build America Bonds, School Building, Series D (PSF-GTD), 6.35%, 02/15/41(b)	5,000	5,056,050

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 09/01/40	$10,000	$10,317,200

		92,357,050

Utah — 3.4%
County of Utah, RB, Build America Bonds, County Excise Tax Revenue, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	11,843,424
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 06/15/40(b)	26,405	36,364,966

		48,208,390

Virginia — 2.6%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	38,350	37,411,576

Washington — 1.6%
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 07/01/40	16,100	22,384,796

West Virginia — 4.6%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	39,065	40,502,983
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	24,585,298

		65,088,281

Wisconsin — 0.5%
Public Finance Authority, RB, Seattle Proton Center, Series A(a):
7.55%, 12/01/30	1,470	1,548,586
7.63%, 12/01/48	5,310	5,478,221

		7,026,807

Total Municipal Bonds — 149.6% (Cost — $1,737,747,694)		2,129,311,822

Total Long-Term Investments — 157.3% (Cost — $1,831,858,896)		2,238,560,159

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%, 12/31/50(d)(e)	2,575,239	$2,575,239

Total Short-Term Securities — 0.2% (Cost — $2,575,239)		2,575,239

Total Investments — 157.5% (Cost — $1,834,434,135)		2,241,135,398

Liabilities in Excess of Other Assets — (57.5)%		(818,353,806)

Net Assets — 100.0%		$1,422,781,592

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,709,848	(3,134,609)	2,575,239	$2,575,239	$73,691	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

ISD	Independent School District

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Mitsubishi UFJ Securities (USA) Inc.	2.57%	12/03/18	Open	$3,934,350	$4,034,583	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.17	01/02/19	Open	2,907,000	2,970,410	Corporate Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	02/19/19	Open	7,559,400	7,704,414	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.57	02/28/19	Open	4,915,500	5,008,071	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	29,380,000	29,862,224	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	24,282,500	24,681,057	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	31,411,100	31,926,661	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	46,212,800	46,971,306	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	10,018,000	10,182,429	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	7,525,500	7,649,019	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	17,398,500	17,684,067	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	21,889,900	22,249,186	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	16,810,500	17,086,416	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	21,318,000	21,667,899	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	29,092,800	29,570,310	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.52	03/26/19	Open	19,994,000	20,322,168	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.57	03/26/19	Open	25,012,000	25,430,138	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.57	03/26/19	Open	13,620,600	13,848,302	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.57	03/26/19	Open	5,796,000	5,892,895	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.57	03/26/19	Open	43,466,400	44,193,050	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.57	03/26/19	Open	18,350,200	18,656,969	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.57	03/26/19	Open	2,782,400	2,828,915	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	12,663,750	12,718,978	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.35	08/27/19	Open	7,156,250	7,188,771	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.40	08/27/19	Open	9,162,619	9,205,098	Municipal Bonds	Open/Demand

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Bank PLC	2.40%	08/27/19	Open	$16,734,375	$16,811,957	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.40	08/27/19	Open	14,137,500	14,203,043	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.40	08/27/19	Open	18,694,487	18,781,157	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.40	08/27/19	Open	154,894	155,612	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.40	08/27/19	Open	4,606,250	4,627,605	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.40	08/27/19	Open	22,108,750	22,211,249	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.40	08/27/19	Open	16,733,750	16,811,330	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.40	08/27/19	Open	9,590,000	9,634,460	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.40	08/27/19	Open	31,144,462	31,288,852	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	08/27/19	Open	7,400,000	7,435,407	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	08/28/19	Open	1,995,000	2,004,399	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	08/28/19	Open	31,233,513	31,380,657	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	08/28/19	Open	28,773,956	28,909,514	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	08/28/19	Open	33,000,000	33,155,467	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	08/28/19	Open	21,210,000	21,309,923	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	08/28/19	Open	35,580,000	35,747,621	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	08/28/19	Open	34,037,500	34,197,854	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	08/28/19	Open	37,265,625	37,441,187	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	08/28/19	Open	42,280,000	42,479,186	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.40	10/24/19	Open	11,270,000	11,275,259	Municipal Bonds	Open/Demand

				$850,610,131	$859,395,075

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	794	12/19/19	103,456	$520,050
Long U.S. Treasury Bond	1,736	12/19/19	280,147	2,801,275
5-Year U.S. Treasury Note	50	12/31/19	5,960	29,679

				$3,351,004

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$2,238,560,159	$—	$2,238,560,159
Short-Term Securities	2,575,239	—	—	2,575,239

	$2,575,239	$2,238,560,159	$—	$2,241,135,398

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$3,351,004	$—	$—	$3,351,004

(a)	See above Schedule of Investments for values in each industry, state or political sub division.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements payable of $859,395,075 is categorized as Level 2 within the disclosure hierarchy.

9